FINANCIAL RISK MANAGEMENT, Sensitivity Analysis (Details) - Currency rate sensitivity [Member] - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Devaluation at 5 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 16,377	S/ 7,210
Sensitivity analysis, change in other comprehensive income	S/ 48,648	47,532
Devaluation at 10 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 31,265	13,765
Sensitivity analysis, change in other comprehensive income	S/ 92,873	90,743
Revaluation at 5 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (18,101)	(7,969)
Sensitivity analysis, change in other comprehensive income	S/ (53,769)	(52,536)
Revaluation at 10 in US Dollar [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (38,213)	(16,823)
Sensitivity analysis, change in other comprehensive income	S/ (113,511)	(110,908)
Devaluation at 5 in Peso Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 44,220	36,408
Devaluation at 10 in Peso Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 84,421	69,507
Revaluation at 5 in Peso Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (48,875)	(40,241)
Revaluation at 10 in Peso Boliviano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (103,181)	(84,953)
Devaluation at 5 in Peso Colombiano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ 29,933	27,160
Devaluation at 10 in Peso Colombiano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ 57,145	51,851
Revaluation at 5 in Peso Colombiano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in other comprehensive income	S/ (33,084)	(30,019)
Revaluation at 10 in Peso Colombiano [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in other comprehensive income	S/ (69,844)	(63,373)
Devaluation at 5 in Peso Chileno [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ 14,494	11,701
Devaluation at 10 in Peso Chileno [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ 27,671	22,338
Revaluation at 5 in Peso Chileno [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	5.00%
Sensitivity analysis, change in consolidated results	S/ (16,020)	(12,933)
Revaluation at 10 in Peso Chileno [Member]
Currency rate sensibility [Abstract]
Sensitivity analysis, change in currency rates	10.00%
Sensitivity analysis, change in consolidated results	S/ (33,820)	S/ (27,302)